SUPPLEMENTAL FINANCIAL INFORMATION - Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL FINANCIAL INFORMATION
Interest income	$ 8,387	$ 7,719
Convertible note interest expense	(7,645)	(5)
Convertible Notes - Embedded Derivates (note 14)	(111,357)
Convertible Notes - Day one Loss (note 14)	(36,021)
Investments-Capped Calls (note 14)	(829)
Deferred revenue (note 11)	(2,835)	(3,058)
Reclamation obligations (note 12)	(1,842)	(1,895)
Convertible Notes (note 14)	(7,598)
Other	159	(103)
Finance (expense) income	$ (159,581)	$ 2,658